Segment information - Operating segment information (Details) € in Millions	6 Months Ended
	Jun. 30, 2026 EUR (€) segment	Jun. 30, 2025 EUR (€)
Segment information
Number of operating segments | segment	3
Revenue	€ 4,691.0	€ 4,503.0
Operating Profit	587.0	569.0
Adjusting items	129.0	97.0
Adjusted EBIT	€ 716.0	€ 666.0
Adjusted EBIT %	15.30%	14.80%
Depreciation and amortisation	€ 164.0	€ 187.0
Adjusted EBITDA	€ 880.0	€ 853.0
Adjusted EBITDA %	18.70%	19.00%
Royalties	€ 0.9	€ 9.0
Acquisition and disposal related costs	110.0	121.0
Restructuring costs	19.0	17.0
Net restructuring cost (credit)		(26.0)
Reversal of provisions for cost of restructuring		43.0
Europe and ANZ
Segment information
Revenue	1,961.0	1,861.0
Operating Profit	230.0	226.0
Adjusting items	56.0	27.0
Adjusted EBIT	€ 286.0	€ 253.0
Adjusted EBIT %	14.60%	13.60%
Depreciation and amortisation	€ 61.0	€ 67.0
Adjusted EBITDA	€ 347.0	€ 320.0
Adjusted EBITDA %	17.70%	17.20%
Americas
Segment information
Revenue	€ 1,463.0	€ 1,479.0
Operating Profit	142.0	126.0
Adjusting items	46.0	44.0
Adjusted EBIT	€ 188.0	€ 170.0
Adjusted EBIT %	12.90%	11.50%
Depreciation and amortisation	€ 45.0	€ 59.0
Adjusted EBITDA	€ 233.0	€ 229.0
Adjusted EBITDA %	16.00%	15.50%
AMEA
Segment information
Revenue	€ 1,267.0	€ 1,163.0
Operating Profit	214.0	217.0
Adjusting items	27.0	26.0
Adjusted EBIT	€ 241.0	€ 243.0
Adjusted EBIT %	19.00%	20.90%
Depreciation and amortisation	€ 57.0	€ 61.0
Adjusted EBITDA	€ 298.0	€ 304.0
Adjusted EBITDA %	23.50%	26.20%